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                                                 John E. Connolly, Jr.
                                                 Assistant General Counsel
                                                 Metropolitan Life Insurance
                                                 Company
                                                 501 Boylston Street
                                                 Boston, MA 02116

May 2, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       MetLife Investors USA Insurance Company
          MetLife Investors USA Separate Account A
          File No. 033-37128
          Rule 497(j) Certification

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated April 30, 2007 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus contained in Post-Effective Amendment No. 18 for the Account filed electronically with the Commission on April 17, 2007.

If you have any questions, please call the undersigned at (617) 578-3031.

Sincerely,

/s/ John E. Connolly, Jr.
-----------------------------------
John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company